Condensed Consolidated Statement of Redeemable Non-Controlling Interest and Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Series A-1 preferred stock USD ($)	Series A-2 preferred stock USD ($)	Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Redeemable Common Stock [Member] USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Series A-1 preferred stock USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Series A-2 preferred stock USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Class A Preferred Units [Member] USD ($)	Textura Corporation Stockholders' Equity (Deficit) [Member] Redeemable Common Stock [Member] USD ($)	Series A-2 Preferred Stock [Member] USD ($)	Series A-2 Preferred Stock [Member] Series A-2 preferred stock	Series A-2 Preferred Stock [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Common Stock [Member] Class A Preferred Units [Member] USD ($)	Common Stock [Member] Redeemable Common Stock [Member]	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Series A-1 preferred stock USD ($)	Additional Paid-in Capital [Member] Series A-2 preferred stock USD ($)	Additional Paid-in Capital [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] Class A Preferred Units [Member] USD ($)	Additional Paid-in Capital [Member] Redeemable Common Stock [Member] USD ($)	Treasury Stock [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Non-Controlling Interest [Member] USD ($)	Non-Controlling Interest [Member] Class A Preferred Units [Member] USD ($)	Redeemable Preferred Stock, Series A-1 [Member] USD ($)	Redeemable Preferred Stock, Series A-1 [Member] Series A-1 preferred stock USD ($)	Redeemable Preferred Stock, Series A-1 [Member] Convertible A-1 and A-2 Preferred Stock [Member] USD ($)	Redeemable Common Stock [Member] USD ($)	Redeemable Common Stock [Member] USD ($)	Redeemable Non-Controlling Interest [Member] USD ($)
Stockholders' equity, beginning balance at Sep. 30, 2009	$ (38,402)					$ (38,402)						$ 1			$ 7				$ 57,295						$ (5,231)		$ (90,474)
Redeemable, beginning balance at Sep. 30, 2009																														48,078
Redeemable, beginning balance (shares) at Sep. 30, 2009																														1,015,000
Shares outstanding, beginning balance at Sep. 30, 2009												805,000			6,942,000
Changes in Redeemable Securities
Accretion to redemption value																														(19,802)
Changes Stockholders' Equity
Share-based compensation	2,125					2,125													2,125
Redeemable Series A-1 preferred accretion	19,802					19,802													19,802
Net loss	(15,923)					(15,923)																					(15,923)
Stockholders' equity, beginning balance at Sep. 30, 2010	(30,996)					(30,996)						1			7				80,624						(5,231)		(106,397)
Redeemable, ending balance at Sep. 30, 2010																														28,276
Redeemable, beginning balance (shares) at Sep. 30, 2010																														1,015,000
Shares outstanding, ending balance at Sep. 30, 2010												805,000			6,942,000
Changes in Redeemable Securities
Accretion to redemption value																														11,486
Changes Stockholders' Equity
Share-based compensation	1,468					1,468													1,468
Redeemable Series A-1 preferred accretion	(11,486)					(11,486)													(11,486)	(11,486)
Conversion of convertible debentures into common stock	22,346					22,346									2				22,344
Conversion of convertible debentures into common stock, shares															1,602,000
Net loss	(18,928)					(18,928)																					(18,928)
Stockholders' equity, beginning balance at Sep. 30, 2011	(36,422)					(36,422)						1			9				94,124						(5,231)		(125,325)
Redeemable, ending balance at Sep. 30, 2011																														39,762
Redeemable, beginning balance (shares) at Sep. 30, 2011		1,015,000																												1,015,000
Shares outstanding, ending balance at Sep. 30, 2011												805,000			8,544,000
Changes in Redeemable Securities
Accretion to redemption value																														3,373
Changes Stockholders' Equity
Share-based compensation	2,676					2,676													2,676
Redeemable Series A-1 preferred accretion	(3,373)					(3,373)													(3,373)	(3,373)
Net loss	(18,793)					(15,927)																					(15,927)	(2,866)
Stockholders' equity, beginning balance at Sep. 30, 2012	(41,402)					(51,084)						1			9				95,389						(5,231)	0	(141,252)	9,682
Redeemable, ending balance at Sep. 30, 2012																														43,135			0		0
Redeemable, beginning balance (shares) at Sep. 30, 2012		1,015,000																												1,015,000			0
Shares outstanding, ending balance at Sep. 30, 2012												805,000			8,570,000
Changes in Redeemable Securities
Conversion of Submittal Exchange Holdings Class A preferred units into common stock upon IPO																																			407
Acquisition of PlanSwift																																	7,898
Acquisition of PlanSwift, shares																																	539,000
Accretion to redemption value																															3,549				222
Conversion from temporary to permanent equity																																(46,684)		(7,898)
Conversion of A-1 preferred stock, shares																																(1,015,000)
Reclassification of redeemable common stock upon IPO																																		(539,000)
Net loss																																			(244)
Foreign currency translation																																			(19)
Changes Stockholders' Equity
Share-based compensation	11,228					11,228													11,228
Exercise of Series A-2 preferred stock warrants			412					412													412
Stock issued during period, value	77,709					77,709									6				77,703
Shares of stock issued													59,000		5,750,000
Redeemable Series A-1 preferred accretion		(3,549)					(3,549)													(3,549)
Conversion of convertible debentures into common stock	19,035					19,035									1				19,034
Conversion of convertible debentures into common stock, shares															1,269,000
Conversion of units	0			46,689	7,898				46,689	7,283	7,898			(1)		6	1					46,684	7,282	7,898					(7,283)
Conversion of units, shares														(864,000)		5,748,000	963,000	539,000
Fair value of warrants reclassified to equity upon IPO	435					435													435
Repurchase of common shares at cost	(600)					(600)																			(600)
Repurchase of common shares at cost, shares															(40,000)
Net loss	(31,057)					(28,658)									0												(28,658)	(2,399)
Foreign currency translation	(26)					(26)																				(26)
Redeemable non-controlling interest accretion	(222)					(222)													(222)
Stockholders' equity, beginning balance at Jun. 30, 2013	86,550					86,550						0			23				262,294						(5,831)	(26)	(169,910)	0
Redeemable, ending balance at Jun. 30, 2013																														$ 0			$ 0		$ 366
Redeemable, beginning balance (shares) at Jun. 30, 2013		0																												0			0
Shares outstanding, ending balance at Jun. 30, 2013												0			22,799,000